Other Income and Other Expense - Additional information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other income and expenses [abstract]
Provisions for legal claims released	€ 1,700
VAT relief	€ 1,392
Litigation settlements		€ 1,650